UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-22073

Highland Capital Multi-Strategy Fund
(Exact name of registrant as specified in charter)

NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)

Registrant's telephone number, including area code:            (877) 665-1287

Date of fiscal year end:            December 31

Date of reporting period:            December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of Highland Capital Multi-Strategy Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Highland Capital Multi-Strategy Fund (the “Trust”) at December 31, 2007, and the results of its operations and the changes in its net assets for the period from May 23, 2007 (date of inception) through December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

Dallas, Texas
March 3, 2008

Highland Capital Multi-Strategy Fund
Statement of Assets and Liabilities
December 31, 2007

Assets:
Cash	$157,734
Prepaid offering costs	22,266

Total assets	180,000
Liabilities:
Payable for organization expenses	62,590
Payable for professional fees	7,500

Total liabilities	70,090

Net Assets	$109,910

Composition of Net Assets:
Common stock at par (Note 1)	$10
Paid-in capital in excess of par	179,990
Accumulated net investment loss	(70,090)

Net assets, December 31, 2007	$109,910

Common shares of beneficial interest issued and outstanding	9,183.67
Net asset value per share, par value $0.001, unlimited shares authorized	$11.97

See Notes to Financial Statements

Highland Capital Multi-Strategy Fund
Statement of Operations
For the period May 23, 2007 (date of inception) to December 31, 2007

Investment income	$—

Expenses
Organization expenses	62,590
Professional fees	7,500

Net investment loss	$(70,090)

See Notes to Financial Statements

Highland Capital Multi-Strategy Fund
Statement of Changes in Net Assets
For the period May 23, 2007 (date of inception) to December 31, 2007

Increase (Decrease) in Net Assets

Operations:

Net investment loss	$(70,090)

Net decrease in net assets resulting from operations	(70,090)

Capital Share Transactions

Net proceeds from the issuance of common shares	180,000

Total increase in Net Assets	109,910

Net Assets

Beginning of period	—

End of period (including accumulated net investment loss of $70,090)	$109,910

See Notes to Financial Statements

Highland Capital Multi-Strategy Fund
Financial Highlights

Period from October 31, 2007 through December 31, 2007

Net asset value, beginning of period	$12.78
Issuance of common shares	—
Net increase/(decrease) in net assets resulting from operations	(0.81)

Net asset value, end of period	$11.97

Ratios and Supplemental Data

Net asset value, end of period	$109,910
Average net assets	$113,660
Common shares outstanding at end of period	9,184
Total expenses / average net assets (1)	6.60%
Net investment loss / average net assets (1)	6.60%
Net decrease in net assets resulting from operations / average net assets (1)	6.60%

(1) Not annualized

See Notes to Financial Statements

HIGHLAND CAPITAL MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

Highland Capital Multi-Strategy Fund (the “Trust”) was organized as a Delaware statutory trust on May 23, 2007, and is registered as a continuously offered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Trust has had no operations other than a sale to Highland Capital Management, L.P. (the “Investment Adviser”), the Trust’s Investment Adviser, of 9,183.67 common shares (the “Shares”). The Trust’s investment objectives are to provide both current income and capital appreciation.

Shares will be sold only to investors who have a net worth of more than $1,500,000 (with their spouses) or who otherwise meet the requirements for a “qualified client” as defined in Rule 205-3 under the Investment Advisers Act of 1940 (the “Advisers Act”).

The Trust may issue an unlimited number of shares and is engaged in a continuous public offering of its Shares. Generally, the stated minimum initial investment in the Trust is $100,000, which minimum is subject to waiver. Investors may pay to UBS Financial or their selected dealers a sales load of 0.00% to 2.00%.

NOTE 2: ACCOUNTING POLICIES

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Organization expenses of $62,590 incurred by the Trust have been expensed. Offering costs, estimated to be approximately $750,000, will be amortized to expense over twelve months on a straight-line basis at the time common shares are sold. The Investment Adviser, or an affiliate, directly provided certain organizational services to the Trust at no expense. The costs of such services are not material. The offering costs reflected above assume the sale of 5,000,000 Shares.

NOTE 3: INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to an investment advisory agreement between the Investment Adviser and the Trust, the Trust has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of 2.00% of the Trust’s Managed Assets. The Trust’s “Managed Assets” means the total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred shares or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Additionally the Trust has agreed to pay an incentive fee, payable annually, such that after receipt thereof the Investment Adviser will have received from the Trust 20.00% of any positive net change in net assets from operations of the Trust during each calendar year. The Incentive Fee shall be payable as of December 31 of each year and shall be paid no later than completion of the audit of the Trust for such year. The Trust’s Board of Trustees approved the Investment Advisory Agreement at an in-person meeting on September 7, 2007.

Pursuant to an administration services agreement between the Investment Adviser and the Trust, the Trust has agreed to pay the Investment Adviser an annual fee, payable monthly, at the annual rate equal to 0.20% of the Trust’s Managed Assets.

Pursuant to a sub-administration services agreement between the Investment Adviser and PFPC, Inc. (“PFPC”), the Investment Adviser has retained PFPC to provide administration, bookkeeping and pricing services to the Trust. As compensation for its services, the Investment Adviser has agreed to pay PFPC an annual sub-administration fee, payable monthly, in an amount equal to 0.01% of the Trust’s average gross assets.

NOTE 4: SEMI-ANNUAL REPURCHASE OFFERS

As an interval fund, the Trust has adopted a fundamental policy to offer to repurchase semi-annually a specified percentage (between 5% and 25%) of the Shares then outstanding at NAV (“Repurchase Offers”). Repurchase Offers are scheduled to end on the last business day of the months of April and October. It is anticipated that normally the date on which the repurchase price of Shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange (the “NYSE”) on such date; however, the Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

NOTE 5: FEDERAL INCOME TAXES

The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the Securities and Exchange Commission delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of October 31, 2007, the Fund adopted FIN 48 for all subsequent reporting periods and management has determined that there is no material impact on the financial statements.

NOTE 6: ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management has evaluated the implications of SFAS 157 and concluded that there is no material impact on the financial statements.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.
(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.
(f)	The registrant's code of ethics is attached.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors (the “Board”) has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. Leary is “independent” as defined by the SEC for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed from the Registrant’s inception on May 23, 2007 through December 31, 2007 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $15,000.

Audit-Related Fees

(b)

The aggregate fees billed from the Registrant’s inception on May 23, 2007 through December 31, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item was $0.

Tax Fees

(c)

The aggregate fees billed from the Registrant’s inception on May 23, 2007 through December 31, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning was $0.

All Other Fees

(d)

The aggregate fees billed from the Registrant’s inception on May 23, 2007 through December 31, 2007 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

(a)

have direct responsibility for the appointment, compensation, retention and oversight of the Fund's independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

(b)

review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Fund and all non-audit services to be provided by the independent auditors to the Fund's investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an "Adviser Affiliate") that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund; and

(c)	establish, to the extent permitted by law and deemed appropriate by the Audit Committee, detailed pre-approval policies and procedures for such services; and

(d)

consider whether the independent auditors' provision of any non-audit services to the Fund, the Fund's investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)

The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $81,000 for 2006 and $1,779,070 for 2007.

(h)

The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Directors, each of who is not an “interested person” as defined in the 1940 Act:

Timothy K. Hui

Scott F. Kavanaugh

James F. Leary

Bryan A. Ward

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Highland Capital Management, L.P. (the “Company”) has adopted proxy voting policies (the "Policy") that provide as follows:

1.	Application; General Principles

1.1       This proxy voting policy (the “Policy”) applies to securities held in Client accounts as to which the above-captioned investment adviser (the "Company") has voting authority, directly or indirectly. Indirect voting authority exists where the Company's voting authority is implied by a general delegation of investment authority without reservation of proxy voting authority.

1.2       The Company shall vote proxies in respect of securities owned by or on behalf of a Client in the Client's best economic interests and without regard to the interests of the Company or any other Client of the Company.

2.	Voting; Procedures

2.1       Monitoring. A settlement designee of the Company shall have responsibility for monitoring portfolios managed by the Company for securities subject to a proxy vote. Upon the receipt of a proxy notice related to a security held in a portfolio managed by the Company, the settlement designee shall forward all relevant information to the portfolio manager(s) with responsibility for the security.

2.2	Voting.

2.2.1.    Upon receipt of notice from the settlement designee, the portfolio manager(s) with responsibility for purchasing the security subject to a proxy vote shall evaluate the subject matter of the proxy and cause the proxy to be voted on behalf of the Client. In determining how to vote a particular proxy, the portfolio manager (s) shall consider, among other things, the interests of each Client account as it relates to the subject matter of the proxy, any potential conflict of interest the Company may have in voting the proxy on behalf of the Client and the procedures set forth in this Policy.

2.2.2     If a proxy relates to a security held in a registered investment company or business development company (“Retail Fund”) portfolio, the portfolio manager(s) shall notify the Compliance Department and a designee from the Retail Funds group. Proxies for securities held in the Retail Funds will be voted by the designee from the Retail Funds group in a manner consistent with the best interests of the applicable Retail Fund and a record of each vote will be reported to the Retail Fund’s Board of Directors in accordance with the procedures set forth in Section 4 of this Policy.

2.3       Conflicts of Interest. If the portfolio manager(s) determine that the Company may have a potential material conflict of interest (as defined in Section 3 of this Policy) in voting a particular proxy, the portfolio manager(s) shall contact the Company’s Compliance Department prior to causing the proxy to be voted.

2.3.1.    For a security held by a Retail Fund, the Company shall disclose the conflict and the determination of the manner in which it proposes to vote to the Retail Fund's Board of Directors. The Company’s determination shall take into account only the interests of the Retail Fund, and the Compliance Department shall document the basis for the decision and furnish the documentation to the Board of Directors.

2.3.2.    For a security held by an unregistered investment company, such as a hedge fund and structured products (“Non-Retail Funds”), where a material conflict of interest has been identified the Company may resolve the conflict by following the recommendation of a disinterested third party or by abstaining from voting.

2.4       Non-Votes. The Company may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its Client's overall best interests not to vote. Such determination may apply in respect of all Client holdings of the securities or only certain specified Clients, as the Company deems appropriate under the circumstances. As examples, the portfolio manager(s) may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to Clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to Clients of voting the securities.

2.5       Recordkeeping. Following the submission of a proxy vote, the applicable portfolio manager(s) shall submit a report of the vote to a settlement designee of the Company. Records of proxy votes by the Company shall be maintained in accordance with Section 4 of this Policy.

2.6       Certification. On a quarterly basis, each portfolio manager shall certify to the Compliance Department that they have complied with this Policy in connection with proxy votes during the period.

3.	Conflicts of Interest

3.1       Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of this Policy:

3.1.1    The issuer is a Client of the Company accounting for more than 5% of the Company's annual revenues.

3.1.2    The issuer is an entity that reasonably could be expected to pay the Company more than $1 million through the end of the Company's next two full fiscal years.

3.1.3    The issuer is an entity in which a "Covered Person" (as defined in the Retail Funds' and the Company's Policies and Procedures Designed to Detect and Prevent Insider Trading and to Comply with Rule 17j-1 of the Investment Company Act of 1940, as amended (each, a "Code of Ethics")) has a beneficial interest contrary to the position held by the Company on behalf of Clients.

3.1.4    The issuer is an entity in which an officer or partner of the Company or a relative1 of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $150,000 in fees, compensation and other payment from the issuer during the Company's last three fiscal years; provided, however, that the Compliance Department may deem such a relationship not to be a material conflict of interest if the Company representative serves as an officer or director of the issuer at the direction of the Company for purposes of seeking control over the issuer.

3.1.5    The matter under consideration could reasonably be expected to result in a material financial benefit to the Company through the end of the Company's next two full fiscal years (for example, a vote to increase an investment advisory fee for a Retail Fund advised by the Company or an affiliate).

3.1.6    Another Client or prospective Client of the Company, directly or indirectly, conditions future engagement of the Company on voting proxies in respect of any Client's securities on a particular matter in a particular way.

3.1.7    The Company holds various classes and types of equity and debt securities of the same issuer contemporaneously in different Client portfolios.

3.1.8    Any other circumstance where the Company's duty to serve its Clients' interests, typically referred to as its "duty of loyalty," could be compromised.

_________________________

[1]	For the purposes of this Policy, "relative" includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person's home.

3.2       Notwithstanding the foregoing, a conflict of interest described in Section 3.1 shall not be considered material for the purposes of this Policy in respect of a specific vote or circumstance if:

3.2.1    The securities in respect of which the Company has the power to vote account for less than 1% of the issuer's outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer's outstanding voting securities and (ii) such securities do not represent more than 2% of the Client's holdings with the Company.

3.2.2    The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

4.	Recordkeeping and Retention
4.1	The Company shall retain records relating to the voting of proxies, including:
4.1.1	Copies of this Policy and any amendments thereto.
4.1.2	A copy of each proxy statement that the Company receives regarding Client securities.
4.1.3	Records of each vote cast by the Company on behalf of Clients.

4.1.4    A copy of any documents created by the Company that were material to making a decision how to vote or that memorializes the basis for that decision.

4.1.5    A copy of each written request for information on how the Company voted proxies on behalf of the Client, and a copy of any written response by the Company to any (oral or written) request for information on how the Company voted.

4.2       These records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the Company's fiscal year during which the last entry was made in the records, the first two years in an appropriate office of the Company.

4.3       The Company may rely on proxy statements filed on the SEC's EDGAR system or on proxy statements and records of votes cast by the Company maintained by a third party, such as a proxy voting service (provided the Company had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).

4.4       Records relating to the voting of proxies for securities held by the Retail Funds will be reported periodically to the Retail Funds' Boards of Directors/Trustees/Managers and, with respect to Retail Funds other than business development companies, to the SEC on an annual basis pursuant to Form N-PX.

Revised: February 22, 2007

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of
Role of Portfolio Manager(s) or Management Team Members

The Fund’s portfolio is managed by a portfolio management team. As of the date of this filing, the members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Kurtis S. Plumer, James Dondero and Mark Okada.

Kurtis S. Plumer, CFA – Mr. Plumer is a Senior Portfolio Manager at Highland Capital Management, L.P. Prior to joining Highland in July 1999, Mr. Plumer was a distressed High Yield Bond Trader at Lehman Brothers in New York, where he managed a $250 million portfolio invested in global distressed securities. While at Lehman, he also traded emerging market sovereign bonds. Prior to joining Lehman Brothers, Mr. Plumer was a Corporate Finance Banker at NationsBanc Capital Markets, Inc. (now Bank of America Capital Markets, Inc.) where he focused on M&A and financing transactions for the bank's clients. Mr. Plumer has over 14 years of experience in distressed, high yield bond and leveraged loan products. Mr. Plumer received an MBA in Strategy and Finance from the Kellogg School at Northwestern University, and a BBA in Economics and Finance from Baylor University. Mr. Plumer has earned the right to use the Chartered Financial Analyst designation.

James Dondero, CFA, CMA – Mr. Dondero is a Founder and President of Highland Capital Management, L.P.  He is also Chairman of the Board of Directors of Highland Financial Partners.  Prior to Highland, Mr. Dondero served as Chief Investment Officer of Protective Life's GIC subsidiary, and helped grow the business from concept to over $2 billion from 1989 to 1993.  His portfolio management experience includes leveraged bank loans, high yield bonds, mortgage-backed securities, investment grade corporates, emerging markets, derivatives, preferred stocks and common stocks.  From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed the financial training program at Morgan Guaranty Trust Company.  Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia with a Bachelor of Science in Commerce with concentrations in Accounting and Finance.  Mr. Dondero is a Certified Management Accountant and has earned the right to use the Chartered Financial Analyst designation.

Mark Okada, CFA – Mr. Okada is a Founder and Chief Investment Officer of Highland Capital Management, L.P. He is responsible for overseeing Highland’s investment activities for its various strategies, and has over 20 years of experience in the credit markets. Prior to founding Highland, Mr. Okada served as Manager of Fixed Income for Protective Life Insurance’s GIC subsidiary from 1990 to 1993. He was primarily responsible for the bank loan portfolio and other risk assets. Protective was one of the first non-bank entrants into the syndicated loan market. From 1986 to 1990, he served as Vice President at Hibernia National Bank, managing a portfolio of high yield loans in excess of $1 billion. Mr. Okada is an honors graduate of the University of California Los Angeles with degrees in Economics and Psychology. He has earned the right to use the Chartered Financial Analyst designation. Mr. Okada is a Director of NexBank and Chairman of the Board of Directors of Common Grace Ministries, Inc.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The following tables provide information about funds and accounts, other than the Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2007.

Kurtis S. Plumer

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	2	$933	1	$85
Other Pooled Investment Vehicles:	6	$3,189	4	$2,610
Other Accounts:	0	$0	0	$0

James Dondero

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	14	$8,088	0	$0
Other Pooled Investment Vehicles:	28	$19,248	24	$17,841
Other Accounts:	0	$0	0	$0

Mark Okada

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	4	$1,297	2	$413
Other Pooled Investment Vehicles:	11	$6,569	10	$6,564
Other Accounts:	0	$0	0	$0

Potential Conflicts of Interests

Highland and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.

The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. Highland has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or the partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.

The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may similarly serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.

While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio manager’s underlying account, the combined performance of the portfolio managers underlying accounts, and the relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland such as the “Option It Plan” and the “Long-Term Incentive Plan.”

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm, which may include the amount of assets supervised and other management roles within the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Option It Plan. The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly compensated employees of Highland so as to promote the success of the Fund.

Long Term Incentive Plan. The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent, and to encourage the achievement of common goals. The Plan seeks to reward participating employees based on the increased value of Highland.

Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with the firm.

(a)(4)               Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of December 31, 2007.

Name of Portfolio Manager	Dollar Ranges of Equity Securities Beneficially Owned by Portfolio Manager
Kurtis S. Plumer	None
James Dondero	None
Mark Okada	None

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Capital Multi-Strategy Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Principal Executive Officer and President
(principal executive officer)

Date	March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Principal Executive Officer and President
(principal executive officer)

Date	March 10, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Treasurer
(principal financial officer)

Date	March 10, 2008

* Print the name and title of each signing officer under his or her signature.